Investments and interests in other entities (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Investment and Interests in Other Entities
(i)	Investments and interests in other entities

Reconciliation of carrying amount:

	International School	Geekie	WPensar	Total
As of December 31, 2015	27,973	—	4,192	32,165
Capital contributions	—	5,420	—	5,420
Cash paid / payable to selling shareholders	—	4,000	—	4,000
Advances for future capital increase *	5,300	—	—	5,300
Share of loss of equity-accounted investees	(474)	—	(637)	(1,111)

As of December 31, 2016	32,799	9,420	3,555	45,774
Share of profit (loss) of equity-accounted investees	(384)	(100)	22	(462)
Amortization of identified fair value	—	—	(243)	(243)
Consolidation on the acquisition of control	(32,415)	—	—	(32,415)

As of December 31, 2017	—	9,320	3,334	12,654
Share of loss of equity-accounted investees	—	(695)	(97)	(792)

As of December 31, 2018	—	8,625	3,237	11,862

*	Advances for future capital increase is mandatorily converted into an investment in International School for a fixed amount of cash and a fixed number of shares.

Summary of Financial Information of Associates and Joint Venture
(ii)	Selected financial information for associates and joint ventures

	Geekie	WPensar
December 31, 2018
Current assets	5,215	1,625
Non-current assets	12,174	1,414
Current liabilities	7,681	286
Non-current liabilities	—	1,170
Equity	9,708	1,583
Net revenue	11,084	3,965
Costs and expenses (*)	(18,299)	(4,015)
Loss for the year	(7,215)	(50)
December 31, 2017
Current assets	8,937	1,615
Non-current assets	11,503	1,394
Current liabilities	5,276	284
Non-current liabilities	—	1,091
Equity	15,164	1,634
Net revenue	14,329	3,687
Costs and expenses (*)	(15,865)	(3,598)
Profit (loss) for the year	(1,536)	89
December 31, 2016
Net revenue	15,601	2,470
Costs and expenses (*)	(15,951)	(4,047)
Loss for the year	(350)	(1,577)

(*)	Comprise costs, selling and administrative expenses, finance result, other expenses and income tax and social contribution.